Operating Lease (Details 1)	Jun. 30, 2020 USD ($)
Leases [Abstract]
2020 (remainder of year)	$ 270,000
2021	540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	2,025,000
Less imputed interest	(232,128)
Total lease liability	$ 1,792,872